FINANCE COSTS, NET (Schedule of Finance Costs Net) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Finance Costs Net
Net foreign exchange rate gains	₪ 3		₪ 4			[1]
Interest income from cash, cash equivalents and deposits	5		3		2
Finance income	8		7		2	[2]
Interest expenses	53		40		47
CPI linkage expenses		[1]		[1]	3
Interest for lease liabilities	18		20
Finance charges for financial liabilities	4		9
Other finance costs	2		6		5
Finance expenses	77		75		55	[2]
Finance costs, net	₪ 69		₪ 68		₪ 53

[1]	Representing an amount of less than 1 million.
[2]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.